Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	$ 8,290
Balance, including off-balance sheet instruments, at end of period	8,937	$ 5,296
Less: Allowance for off-balance sheet instruments	1,004	613
Balance at end of period	7,933	4,683
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	302	110
Net remeasurement due to transfers		(1)
New originations or purchases	3	5
Net repayments	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(14)	(7)
Changes to risk, parameters, and models	20	13
Disposals	0	0
Write-offs	(4)	(7)
Recoveries	1	1
Recoveries	0	0
Foreign exchange and other adjustments	(3)
Balance at end of period	301	114
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	2,112	1,309
Balance at beginning of period	2,019
Net remeasurement due to transfers	(52)	11
New originations or purchases	51	78
Net repayments	(55)	(35)
Derecognition of financial assets (excluding disposals and write-offs)	(66)	(37)
Changes to risk, parameters, and models	273	287
Disposals	0	0
Write-offs	(258)	(342)
Recoveries	75	79
Foreign exchange and other adjustments	(42)	3
Balance, including off-balance sheet instruments, at end of period	2,038	1,353
Less: Allowance for off-balance sheet instruments	115	63
Balance at end of period	1,923	1,290
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	3,184	1,929
Balance at beginning of period	2,554
Net remeasurement due to transfers	(97)	34
New originations or purchases	27	35
Net repayments	(5)	89
Derecognition of financial assets (excluding disposals and write-offs)	(93)	(157)
Changes to risk, parameters, and models	216	478
Disposals	0	0
Write-offs	(282)	(452)
Recoveries	67	84
Foreign exchange and other adjustments	(86)	7
Balance, including off-balance sheet instruments, at end of period	2,931	2,047
Less: Allowance for off-balance sheet instruments	593	372
Balance at end of period	2,338	1,675
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	3,779	1,684
Net remeasurement due to transfers	9	13
New originations or purchases	322	110
Net repayments	(49)	(24)
Derecognition of financial assets (excluding disposals and write-offs)	(443)	(230)
Changes to risk, parameters, and models	269	257
Disposals	0	0
Write-offs	(131)	(47)
Recoveries	14	18
Foreign exchange and other adjustments	(103)	1
Balance, including off-balance sheet instruments, at end of period	3,667	1,782
Less: Allowance for off-balance sheet instruments	296	178
Balance at end of period	3,371	1,604
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,544
Balance, including off-balance sheet instruments, at end of period	2,847	2,466
Less: Allowance for off-balance sheet instruments	358	317
Balance at end of period	2,489	2,149
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	32	28
Net remeasurement due to transfers	(3)	(3)
New originations or purchases	3	5
Net repayments	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(1)
Changes to risk, parameters, and models	(5)	(4)
Disposals	0	0
Recoveries	1
Recoveries	0	0
Foreign exchange and other adjustments	(2)
Balance at end of period	26	30
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	16	6
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(12)	(1)
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	595	717
Balance at beginning of period	567
Net remeasurement due to transfers	(102)	(35)
New originations or purchases	51	78
Net repayments	(25)	(24)
Derecognition of financial assets (excluding disposals and write-offs)	(21)	(21)
Changes to risk, parameters, and models	(181)	(33)
Disposals	0	0
Foreign exchange and other adjustments	(12)	1
Balance, including off-balance sheet instruments, at end of period	529	728
Less: Allowance for off-balance sheet instruments	25	30
Balance at end of period	504	698
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	269	84
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(43)	(36)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(3)
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	799	934
Balance at beginning of period	624
Net remeasurement due to transfers	(161)	(62)
New originations or purchases	27	35
Net repayments	(9)	70
Derecognition of financial assets (excluding disposals and write-offs)	(12)	(25)
Changes to risk, parameters, and models	(115)	(101)
Disposals	0	0
Foreign exchange and other adjustments	(21)	3
Balance, including off-balance sheet instruments, at end of period	842	952
Less: Allowance for off-balance sheet instruments	189	209
Balance at end of period	653	743
Stage 1 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	378	161
Stage 1 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(42)	(55)
Stage 1 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(8)
Stage 1 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,499	736
Net remeasurement due to transfers	(26)	(18)
New originations or purchases	322	110
Net repayments	7	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(199)	(81)
Changes to risk, parameters, and models	(72)	6
Disposals	0	0
Foreign exchange and other adjustments	(43)	2
Balance, including off-balance sheet instruments, at end of period	1,450	756
Less: Allowance for off-balance sheet instruments	144	78
Balance at end of period	1,306	678
Stage 1 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	103	42
Stage 1 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(138)	(24)
Stage 1 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(9)
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	4,902
Balance, including off-balance sheet instruments, at end of period	5,291	1,931
Less: Allowance for off-balance sheet instruments	632	278
Balance at end of period	4,659	1,653
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	205	26
Net remeasurement due to transfers	3	2
Net repayments	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(8)	(1)
Changes to risk, parameters, and models	22	6
Disposals	0	0
Recoveries	(3)
Recoveries	0	0
Foreign exchange and other adjustments	(1)
Balance at end of period	214	28
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(16)	(6)
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	17	4
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)	(3)
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,330	417
Balance at beginning of period	1,265
Net remeasurement due to transfers	49	43
Net repayments	(27)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(38)	(11)
Changes to risk, parameters, and models	300	64
Disposals	0	0
Foreign exchange and other adjustments	(22)	1
Balance, including off-balance sheet instruments, at end of period	1,333	440
Less: Allowance for off-balance sheet instruments	90	33
Balance at end of period	1,243	407
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(266)	(78)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	59	48
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(52)	(36)
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	2,181	673
Balance at beginning of period	1,726
Net remeasurement due to transfers	62	84
Net repayments	(2)	7
Derecognition of financial assets (excluding disposals and write-offs)	(36)	(29)
Changes to risk, parameters, and models	216	210
Disposals	0	0
Foreign exchange and other adjustments	(58)	3
Balance, including off-balance sheet instruments, at end of period	1,867	728
Less: Allowance for off-balance sheet instruments	404	163
Balance at end of period	1,463	565
Stage 2 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(373)	(155)
Stage 2 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	57	68
Stage 2 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(180)	(133)
Stage 2 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,858	740
Net remeasurement due to transfers	37	34
Net repayments	(7)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(182)	(109)
Changes to risk, parameters, and models	204	147
Disposals	0	0
Foreign exchange and other adjustments	(46)	3
Balance, including off-balance sheet instruments, at end of period	1,877	735
Less: Allowance for off-balance sheet instruments	138	82
Balance at end of period	1,739	653
Stage 2 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(102)	(41)
Stage 2 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	142	29
Stage 2 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(27)	(60)
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	844
Balance, including off-balance sheet instruments, at end of period	799	899
Less: Allowance for off-balance sheet instruments	14	18
Balance at end of period	785	881
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	65	56
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(5)
Changes to risk, parameters, and models	3	11
Disposals	0	0
Write-offs	(4)	(7)
Recoveries	3	1
Recoveries	0	0
Balance at end of period	61	56
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(5)	(3)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	4	3
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	187	175
Balance at beginning of period	187
Net remeasurement due to transfers	1	3
Net repayments	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(5)
Changes to risk, parameters, and models	154	256
Disposals	0	0
Write-offs	(258)	(342)
Recoveries	75	79
Foreign exchange and other adjustments	(8)	1
Balance, including off-balance sheet instruments, at end of period	176	185
Balance at end of period	176	185
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(6)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(16)	(12)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	54	39
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	204	322
Balance at beginning of period	204
Net remeasurement due to transfers	2	12
Net repayments	6	12
Derecognition of financial assets (excluding disposals and write-offs)	(45)	(103)
Changes to risk, parameters, and models	115	369
Disposals	0	0
Write-offs	(282)	(452)
Recoveries	67	84
Foreign exchange and other adjustments	(7)	1
Balance, including off-balance sheet instruments, at end of period	222	367
Balance at end of period	222	367
Stage 3 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(5)	(6)
Stage 3 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(15)	(13)
Stage 3 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	182	141
Stage 3 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	422	208
Net remeasurement due to transfers	(2)	(3)
Net repayments	(49)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(62)	(40)
Changes to risk, parameters, and models	137	104
Disposals	0	0
Write-offs	(131)	(47)
Recoveries	14	18
Foreign exchange and other adjustments	(14)	(4)
Balance, including off-balance sheet instruments, at end of period	340	291
Less: Allowance for off-balance sheet instruments	14	18
Balance at end of period	326	273
Stage 3 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(1)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)	(5)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	$ 30	$ 69